Stock-based Compensation - Summary of Restricted Stock Unit Activity and Related Information (Details) - Restricted Stock Units	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options outstanding, Granted | shares	596,217
Options outstanding, Forfeited | shares	(9,993)
Options outstanding, Ending balance | shares	586,224
Weighted-average exercise price, Granted | $ / shares	$ 17.00
Weighted-average exercise price, Forfeited | $ / shares	17.00
Weighted-average exercise price, Ending balance | $ / shares	$ 17.00